Stock Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation
Stock Compensation

Stock incentive plans

The Company previously sponsored an Amended and Restated 2006 Stock Option and Grant Plan, or the 2006 Plan, which provided for the issuance of shares of common stock in the form of incentive stock options, nonstatutory stock options, awards of stock and direct stock purchase opportunities to directors, officers, employees and consultants of the Company. The 2006 Plan was replaced by the Company’s 2014 Stock Incentive Plan, or the 2014 Plan, which became effective in February 2014. The 2014 Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock-based awards. In addition, the 2014 Plan includes an “evergreen provision” that allows for an annual increase in the number of shares of common stock available for issuance under the 2014 Plan. Effective January 1, 2016, 886,606 shares were added to the 2014 Plan for future issuance pursuant to this evergreen provision.

The 2006 Plan has no shares remaining available for grant, although existing stock options granted under the 2006 Plan remain outstanding. As of December 31, 2015, 1,677,342 shares were available for future grant under the 2014 Plan, prior to taking into account the additional shares authorized for issuance as of January 1, 2016, as described above.

Stock options

Stock options are granted with an exercise price equal to the closing market price of the Company’s common stock on the date of grant. Stock options generally vest ratably over three or four years and have contractual terms of ten years. Stock options are valued using the Black-Scholes-Merton option valuation model and compensation cost is recognized based on such fair value over the period of vesting.

The following table provides certain information related to the Company's outstanding stock options:

	Year ended December 31,
	2015	2014	2013
	(in thousands, except per share data)
Weighted average fair value of options granted, per option	$10.27	$6.69	$13.77
Aggregate grant date fair value of options vested during the year	$3,470	$629	$869
Total cash received from exercises of stock options	$1,844	$1,009	$32
Total intrinsic value of stock options exercised	$9,126	$2,363	$149

The weighted average fair value of options granted in the years ended December 31, 2015, 2014 and 2013, reflect the following weighted-average assumptions:

	Year ended December 31,
	2015	2014	2013
Expected volatility	73.38%	80.94%	70.10%
Expected term	6.0 years	6.0 years	6.0 years
Risk-free interest rate	1.69%	1.90%	1.69%
Expected dividend yield	—%	—%	—%

Expected volatility. Because there had been no public market for the Company’s common stock prior to its IPO, the Company believes that it has insufficient data from its limited public trading history to appropriately utilize company-specific historical and implied volatility information. Accordingly, the Company utilizes data from a representative group of publicly traded companies to estimate expected stock price volatility. The Company selected representative companies from the biopharmaceutical industry with similar characteristics as the Company, including stage of product development and therapeutic focus.
Expected term. The expected term of awards represents the period of time that the awards are expected to be outstanding. The expected term was determined using the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term of stock options granted to employees.
Risk-free interest rate. For the years ended December 31, 2015, 2014 and 2013, the risk-free interest rate was estimated using an average of treasury bill interest rates over a period commensurate with the expected term of the option at the time of grant.
Expected dividend yield. The expected dividend yield is zero as the Company has not paid any dividends to date and has no current intention of paying cash dividends.
Forfeiture rate. The Company is required to estimate potential forfeiture of stock grants and adjust compensation cost recorded accordingly. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up in the period of change and impact the amount of stock compensation expense to be recognized in future periods. For the years ended December 31, 2015, 2014 and 2013, the Company assumed forfeiture rates of approximately 6%, 5% and 5%, respectively.

The following is a summary of option activity under the 2006 Plan and 2014 Plan:

	Number of Option Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2014	2,688,937	$6.04
Granted	300,850	$15.79
Exercised	(632,735)	$2.97
Forfeited or expired	(112,875)	$8.34
Outstanding at December 31, 2015	2,244,177	$8.10	6.84	24,433
Exercisable at December 31, 2015	1,320,448	$5.83	5.54	17,345
Vested and expected to vest at December 31, 2015 (1)	2,175,249	$7.99	6.78	23,905

(1)	Options expected to vest consist of options scheduled to vest in the future less expected forfeitures.
Stock-based compensation expense
Total compensation cost recognized for all stock-based compensation awards in the consolidated statements of operations and comprehensive income (loss) is as follows (in thousands):

	For the Year Ended December 31,
	2015	2014	2013
Research and development	$1,251	$802	$583
General and administrative	1,730	891	420
Total stock-based compensation expense	$2,981	$1,693	$1,003

As of December 31, 2015 there was $6.5 million of total unrecognized compensation cost related to unvested options. Total unrecognized compensation cost will be adjusted for future changes in forfeitures. The Company expects to recognize that cost over a weighted-average period of 2.5 years.